Cover	Dec. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 30, 2021
Entity File Number	333-67318
Entity Registrant Name	GIVEMEPOWER CORPORATION
Entity Central Index Key	0001064722
Entity Tax Identification Number	87-0291528
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	370 Amapola Ave.
Entity Address, Address Line Two	Suite 200A
Entity Address, City or Town	Torrance
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90501
City Area Code	(310)
Local Phone Number	895-1839
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value of $0.001
Trading Symbol	GMPW
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true